SUBSEQUENT EVENTS (Details Narrative)	Sep. 15, 2026 USD ($)	Sep. 15, 2026 HKD ($)	May 31, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Aug. 21, 2026 $ / shares shares	Aug. 06, 2026 $ / shares	Jun. 17, 2026 $ / shares	Jan. 31, 2024 $ / shares
Subsequent Event [Line Items]
Exercise price of warrants								$ 4.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of original units offered | shares			3,000,000	3,000,000
Offering price per original unit			$ 2.00	$ 6.10
Exercise price of warrants			$ 5.50	$ 6.10
Warrants exercisable | shares					42,717,043.50
Aggregate consideration for the acquisition, settled in cash | $		$ 5,616,000
Aggregate consideration for the acquisition, settled in cash | $	$ 721,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate used for the acquisition	HK$7.78 to US$1.00	HK$7.78 to US$1.00
Subsequent Event [Member] | KM Safety Solution Company Limited [Member]
Subsequent Event [Line Items]
Equity interests acquired in KMSS	100.00%	100.00%
Name of acquired entity	KM Safety Solution Company Limited (“KMSS”)	KM Safety Solution Company Limited (“KMSS”)
Date of sale and purchase agreement announced	Sep. 15, 2026	Sep. 15, 2026
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Exercise price of warrants					$ 0.70	$ 4.35	$ 0.87